REVENUE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue
Schedule of Revenue by Segment

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2022	2021	2022	2021

Entertainment publicity and marketing	$10,290,626	$8,643,244	$19,467,735	$15,820,361
Content production	—	—	—	—
Total revenues	$10,290,626	$8,643,244	$19,467,735	$15,820,361

	December 31,
	2021	2020
Entertainment publicity and marketing	$35,705,305	$23,946,680
Content production	21,894	107,800
Total Revenues	$35,727,199	$24,054,480

Schedule of contract asset and liability

	Contract Assets	Contract Liabilities
Balance as of December 31, 2021	$62,500	$406,373
Balance as of June 30, 2022	—	1,189,442
Change	$(62,500)	$783,069

	Contracts Assets	Contracts Liabilities
Balance as of December 31, 2020	$—	$389,492
Balance as of December 31, 2021	62,500	406,373
Change	$62,500	$16,881

Schedule of contract liability

	December 31,
	2021	2020
Amounts included in the beginning of year contract liability balance	$389,492	$309,880

Schedule of Revenues

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Amounts included in the beginning of year contract liability balance	$15,000	$—	$329,937	$337,221